[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

February 28, 2008

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GE Investments Funds, Inc.

File Nos. 2-91369; 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940 (the “1940 Act”), is a conformed electronic format copy of post-effective amendment number 39 to the Company’s Form N-1A registration statement referenced above (the “Amendment”).

The Amendment is marked to show changes from post-effective amendment number 38. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

The Amendment is being filed in order to reflect the Company’s adoption of a multiple class plan pursuant to Rule 18f-3 under the 1940 Act (the “Multiple Class Plan”) with respect to the following series of the Company: U.S. Equity Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Emerging Markets Fund, Income Fund and Real Estate Securities Fund (collectively, the “Funds”). Under the Multiple Class Plan, the Company will offer two classes of shares representing an interest in each Fund: Class 1 and Class 4. Shares of each class will be available only to separate accounts of life insurance companies. Each Fund’s current outstanding shares will be designated as Class 1 shares. Class 4 shares will be offered with a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Amendment also reflects certain other editorial changes. Financial statements will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

U.S. Securities and Exchange Commission

February 28, 2008

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq. JoonWon Choe, Esq. Joseph Carucci